CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ($)	Total INR	Equity Shares USD ($)	Equity Shares INR	Additional Paid In Capital USD ($)	Additional Paid In Capital INR	Retained Earnings USD ($)	Retained Earnings INR	Statutory Reserve USD ($)		Statutory Reserve INR		Accumulated Other Comprehensive Income (loss) USD ($)	Accumulated Other Comprehensive Income (loss) INR	Total HDFC Bank Limited Shareholders Equity USD ($)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling Interest USD ($)	Noncontrolling Interest INR	Comprehensive Income USD ($)	Comprehensive Income INR
Beginning Balance at Mar. 31, 2009		250,053.1		4,253.8		178,887.7		34,845.9			22,987.3	[1]		8,523.0		249,497.7		555.4
Beginning Balance (in shares) at Mar. 31, 2009				2,126,920,545
Shares issued upon exercise of warrants (in shares)				131,001,100
Shares issued upon exercise of warrants		36,080.5		262.0		35,818.5										36,080.5
Shares issued upon exercise of options (in shares)				30,794,715
Shares issued upon exercise of options		5,559.7		61.6		5,498.1										5,559.7
Share-based compensation		3,580.6				3,580.6										3,580.6
Dividends, including dividend tax		(4,985.8)						(4,985.8)								(4,985.8)
Transfer to statutory reserve								(7,371.7)			7,371.7	[1]
Net income		24,887.8						24,570.7								24,570.7		317.1		24,887.8
Unrealized loss (gain) reclassified to earnings [net of tax Rs. 36.5 in 2012, Rs. (320.7) in 2011 and Rs. (1,528.0)]		(3,072.0)												(3,072.0)		(3,072.0)				(3,072.0)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (782.3) in 2012, Rs. (2,402.1) in 2011 and (2,955.3) in 2010]		(5,634.3)												(5,634.3)		(5,634.3)				(5,634.3)
Foreign currency translation reserve		(15.4)												(15.4)		(15.4)				(15.4)
Comprehensive income																				16,166.1
Comprehensive income attributable to HDFC Bank Limited																				15,849.0
Comprehensive income attributable to Noncontrolling interest																				317.1
Total comprehensive income																				16,166.1
Ending Balance at Mar. 31, 2010		306,454.2		4,577.4		223,784.9		47,059.1			30,359.0	[1]		(198.7)		305,581.7		872.5
Ending Balance (in shares) at Mar. 31, 2010				2,288,716,360
Shares issued upon exercise of options (in shares)				37,412,060
Shares issued upon exercise of options		8,281.6		74.8		8,206.8										8,281.6
Share-based compensation		3,407.7				3,407.7										3,407.7
Dividends, including dividend tax		(6,440.9)						(6,440.9)								(6,440.9)
Change in ownership interest in subsidiary						(21.5)										(21.5)		21.5
Shares issued to non-controlling interest		113.7																113.7
Transfer to statutory reserve								(9,869.0)			9,869.0	[1]
Net income		41,527.3						41,196.9								41,196.9		330.4		41,527.3
Unrealized loss (gain) reclassified to earnings [net of tax Rs. 36.5 in 2012, Rs. (320.7) in 2011 and Rs. (1,528.0)]		(644.8)												(644.8)		(644.8)				(644.8)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (782.3) in 2012, Rs. (2,402.1) in 2011 and (2,955.3) in 2010]		(4,832.9)												(4,832.9)		(4,832.9)				(4,832.9)
Foreign currency translation reserve		(36.1)												(36.1)		(36.1)				(36.1)
Comprehensive income																				36,013.5
Comprehensive income attributable to HDFC Bank Limited																				35,683.1
Comprehensive income attributable to Noncontrolling interest																				330.4
Total comprehensive income																				36,013.5
Ending Balance at Mar. 31, 2011		347,829.8		4,652.2		235,377.9		71,946.1			40,228.0	[1]		(5,712.5)		346,491.7		1,338.1
Ending Balance (in shares) at Mar. 31, 2011				2,326,128,420
Shares issued upon exercise of options (in shares)				20,559,850
Shares issued upon exercise of options		5,302.8		41.2		5,261.6										5,302.8
Share-based compensation		3,887.7				3,887.7										3,887.7
Dividends, including dividend tax		(8,947.6)						(8,947.6)								(8,947.6)
Change in ownership interest in subsidiary		0				37.5										37.5		(37.5)
Shares issued to non-controlling interest		12.3														0		12.3
Transfer to statutory reserve		0						(13,020.3)			13,020.3	[1]				0
Net income	982.7	50,008.0						49,783.4								49,783.4		224.6		50,008.0
Unrealized loss (gain) reclassified to earnings [net of tax Rs. 36.5 in 2012, Rs. (320.7) in 2011 and Rs. (1,528.0)]		76.0												76.0		76.0				76.0
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (782.3) in 2012, Rs. (2,402.1) in 2011 and (2,955.3) in 2010]		(1,829.9)												(1,829.9)		(1,829.9)				(1,829.9)
Foreign currency translation reserve		253.6												253.6		253.6				253.6
Comprehensive income																			953.2	48,507.7
Comprehensive income attributable to HDFC Bank Limited																				48,283.1
Comprehensive income attributable to Noncontrolling interest																				224.6
Total comprehensive income																			953.2	48,507.7
Ending Balance at Mar. 31, 2012	$ 7,793.2	396,592.7	$ 92.2	4,693.4	$ 4,805.8	244,564.7	$ 1,960.4	99,761.6	$ 1,046.3	[1]	53,248.3	[1]	$ (141.7)	(7,212.8)	$ 7,763.0	395,055.2	$ 30.2	1,537.5
Ending Balance (in shares) at Mar. 31, 2012			2,346,688,270

[1]	In terms of local regulations the Bank is required to transfer 25% of its profit after tax (Indian GAAP ) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval